Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
U.S. federal	$ 63,000,000	$ 40,000,000	$ 73,200,000
U.S. state and local	5,200,000	9,300,000	13,100,000
Non U.S.	800,000	200,000	200,000
Total	69,000,000	49,500,000	86,500,000
Deferred:
U.S. federal	(900,000)	13,600,000	13,300,000
U.S. state and local	4,200,000	(1,800,000)	(4,900,000)
Non U.S.	(800,000)	(3,300,000)	(13,700,000)
Total	(2,469,000)	(8,400,000)	(5,332,000)
Provision for income taxes	$ 71,488,000	$ 57,969,000	$ 81,189,000